INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 7 - INCOME TAXES

Deferred tax assets are comprised of the following:

	December 31, 2012	December 31, 2011
Federal net operating loss carry forwards	$4,739,000	$4,455,000
State and city net operating loss carry forwards, net of federal tax benefit	1,354,000	1,272,000
	6,093,000	5,727,000
Less: Valuation allowance	(6,093,000)	(5,727,000)
Total	$-	$-

Management has determined, based on the Company's current condition that a full valuation allowance is appropriate at December 31, 2012.

At December 31, 2012, the Company had federal net operating loss carry forwards of approximately $13,541,000, expiring in various amounts from fiscal year 2017 to fiscal year 2032.

Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.